General administrative expenses and other net operating income (expenses) - Details of other operating expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses [Abstract]
Net foreign exchange loss		₩ 1,181,663	₩ 450,698	₩ 679,350
KDIC deposit insurance premium		423,834	406,276	371,054
Contribution to miscellaneous funds		402,057	367,961	327,911
Losses on change in fair value of derivatives		250,268	93,084	82,746
Losses on fair value hedged items		0	1,947	68,508
Others	[1]	736,112	469,938	189,959
Total		2,993,934	1,789,904	1,719,528
Amortization of other intangible assets included in other operating expenses		14,664	13,963	11,890
Lease depreciation cost		₩ 388,895	₩ 250,971	₩ 52,504

[1]	Other expense includes 11,890 million Won, 13,963 million Won and 14,664 million Won for intangible asset amortization cost for the years ended December 31, 2020, 2021 and 2022 respectively. In addition, it includes 52,504 million Won, 250,971 million Won and 388,895 million Won for lease depreciation cost for the years ended December 31, 2020, 2021 and 2022, respectively.